UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08501

The Boyle Fund

(Exact name of registrant as specified in charter)

37 Cordele Road, Newark, DE 19711

(Address of principal executive offices)(Zip code)

Michael J. Boyle

Boyle Management and Research, Inc.

37 Cordele Road, Newark, DE 19711

 (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 693-0800

Date of fiscal year end: June 30

Date of reporting period: June 30, 2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

______________________________________________________________________________

Issuer:     Chico’s FAS            Ticker Symbol:  CHS        CUSIP:  168615102        Date: May 27, 2003

Proposal No.              Proposal                                                  Author       Vote            With Management

      1

Recommended Directors

   Issuer

For

With

Issuer:     Chico’s FAS            Ticker Symbol:  CHS        CUSIP:  168615102        Date: June 22, 2004

Proposal No.              Proposal                                                  Author       Vote            With Management

     1

Recommended Directors                             Issuer         For              With

     2

Approve Stock Option Plan

                        Issuer         For              With

     3

Appoint Auditors

Issuer

      For              With

     4

Amend Articles of Incorporation

            Issuer         For              With

Issuer:  PMC Sierra            Ticker Symbol:  PMCS        CUSIP:  69344F106        Date: May 15, 2004

Proposal No.              Proposal                                                  Author       Vote            With Management

    1                         Recommended Directors

Issuer

     For               With

    2

       Appoint Auditors

Issuer

     For

 With

Issuer:     Andrex            Ticker Symbol:  ADRX        CUSIP:  34553107             Date: June 4, 2004

Proposal No.              Proposal                                                  Author       Vote            With Management

    1

       Recommended Directors

Issuer

     For

With

    2

       Amend Articles of Incorporation

Issuer

     For

With

    3

       Appoint Auditors

Issuer

     For

With

Issuer:     Celgene            Ticker Symbol:  CELG        CUSIP:  151020104        Date: June 16, 2004

Proposal No.              Proposal                                                  Author       Vote            With Management

   1

       Recommended Directors

Issuer

     For

With

   2

       Amend Articles of Incorporation

Issuer

     For

With

   3

       Appoint Auditors

Issuer

     For

With

Issuer:     SBC Communications     Ticker Symbol:  SBC        CUSIP:  78387G103     Date: April 30, 2004

Proposal No.              Proposal                                                  Author       Vote            With Management

   1

       Recommended Directors

Issuer

     For

With

   2

       Appoint Auditors

Issuer        For

With

   3

       Amend By Laws

Issuer

     For

With

   4

       Shareholder Proposal A

       Shareholder     Against

With

   5

       Shareholder Proposal B

                   Shareholder

      Against

With

Issuer:     U.S. Steel            Ticker Symbol:  X        CUSIP:  912909108        Date: April 27, 2004

Proposal No.              Proposal                                                  Author       Vote            With Management

   1

       Recommended Directors

Issuer

      For

With

   2

       Appoint Auditors

Issuer

      For

With

Issuer:     Juniper Networks            Ticker Symbol:  JNPR     CUSIP:  48203R104        Date: April 16, 2004

Proposal No.              Proposal                                                  Author       Vote            With Management

   1

Approve Stock Swap In Netscreen Merger

Issuer

     For

With

Issuer: ITT Educational Services     Ticker Symbol:  ESI        CUSIP:  45068B109     Date: May 4, 2004

Proposal No.              Proposal                                                  Author       Vote            With Management

   1

       Recommended Directors

Issuer

     For

With

   2

       Amend Certificate of Incorporation

Issuer

     For

With

Issuer:     General Motors            Ticker Symbol:  GM        CUSIP:  370442105        Date: June 2, 2004

Proposal No.              Proposal                                                  Author       Vote            With Management

   1

       Recommended Directors

Issuer

     For

With

   2

       Appoint Auditors

Issuer

     For

With

   3

   Eliminate Awarding, Repricing, etc. Options  Shareholder  Against

With

   4

   Eliminate Options

         Shareholder  Against

With

   5

   Require Separate Chairman

         Shareholder  Against

With

   6

   Report on Greenhouse Gas

         Shareholder  Against

With

   7

   Approve Golden Parachutes

         Shareholder  Against

With

   8

   Require Stock Retention

         Shareholder  Against

With

Issuer:  Patterson-UTI Energy     Ticker Symbol:  PTEN        CUSIP:  703481101        Date: June 29, 2004

Proposal No.              Proposal                                                  Author       Vote            With Management

   1

        Recommended Directors

Issuer

     For

With

   2

        Amend Certificate of Incorporation

Issuer

     For

With

   3

        Re-approve Criteria for LT Incentives

Issuer

     For

With

   4

        Approve Long-Term Incentive Plan

Issuer

     For

With

   5

        Appoint Auditors

Issuer

     For

With

Issuer:   Tradestation Group         Ticker Symbol:  TRAD        CUSIP:  89267P105        Date: June 30, 2004

Proposal No.              Proposal                                                  Author       Vote            With Management

   1

       Recommended Directors

Issuer

     For

With

   2

       Appoint Auditors

Issuer

     For

With

____________________________________________________________________

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By /s/Michael J. Boyle

      Michael J. Boyle

      President and CEO

Date   August 30, 2004

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By /s/Joanne E. Boyle

      Joanne E. Boyle

      Chief Financial Officer

Date   August 30, 2004